Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control	12 Months Ended
Dec. 31, 2024
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Abstract]
ACQUISITION OF ASSETS AND BUSINESS FROM SOLAR BINA ENGINEERING SDN. BHD. AT DISCOUNT UNDER COMMON CONTROL
5	ACQUISITION OF ASSETS AND BUSINESS FROM SOLAR BINA ENGINEERING SDN. BHD. AT DISCOUNT UNDER COMMON CONTROL

On July 31, 2021, Founder Energy Sdn. Bhd. entered into a Business and Asset Transfer Agreement with Solar Bina Engineering Sdn. Bhd., a common control entity owned and controlled by Mr. Lee Seng Chi, acquiring a variety of fixed assets and inventory at the net asset value as define in aforementioned agreement.

In addition to assets, Founder Energy Sdn. Bhd. acquired renewable energy, mounting structure system, building structural design and installation, solar system installation services and project management business from Solar Bina Engineering Sdn. Bhd.

The net asset value of transferred inventory and other assets by Solar Bina Engineering Sdn Bhd. as of January 1, 2021 amounted to RM 1,375,507, whereas the net asset value of inventory and other assets as of July 31, 2021 amounted to RM 1,020,236, which is also the amount of consideration stipulated in said agreement. As such, the Company accounted for the bargain purchase, as other reserve in equity amounting to RM 355,271.

Business transferred from Solar Bina Engineering Sdn Bhd., resulted in a loss of RM 49,722, which Founder Energy Sdn Bhd. acquired without consideration. As such, the Company accounted for the bargain purchase, as other reserve in equity amounting to RM 49,722.

The consideration, amounting to RM 1,020,236, was made in cash, with payment being completed by Founder Energy Sdn. Bhd. to Solar Bina Engineering Sdn. Bhd. in the year 2021.

The Company account the acquisition of assets and business under common control similarly to business combination under common control, measured at book value of transferring entity tabled as following:

	RM	Convenience Translation USD
Acquisition of assets from Solar Bina Engineering Sdn. Bhd.
Computer and Software	44,171	10,009
Motor Vehicle	14,746	3,342
Office Equipment	30,800	6,979
Mould	8,502	1,927
Plant and Machinery	691,187	156,625
Forklift	45,800	10,378
Inventory	540,301	122,434
Total fixed assets acquired from Solar Bina Engineering Sdn. Bhd.	1,375,507	311,694
Consideration transferred by Founder Energy Sdn. Bhd.	(1,020,236)	(231,189)
Bargain purchase accounted as other reserve in equity	355,271	80,505

Acquisition of business from Solar Bina Engineering Sdn. Bhd.
Sales	20,268	4,593
Staff Costs	(69,990)	(15,860)
Net loss absorbed by Solar Bina Engineering Sdn. Bhd. accounted as other reserve in equity	(49,722)	(11,267)